Nature of Operations (Details) - USD ($)			12 Months Ended
	Jul. 14, 2023	Jul. 13, 2023	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations [Line Items]
Net proceeds				$ 6,303,905
Percentage of offering price per unit		110.00%
Cash and cash equivalents			1,659,353	2,142,485
Net cash used in operating activities			(5,648,088)	(4,542,910)
Company’s debt			8,772	8,772
Accounts payable and accrued expenses current			$ 1,007,618	506,206
Initial Public Offering [Member]
Nature of Operations [Line Items]
Number of shares issued	23,585		2,537
Price per unit	$ 318
Net proceeds	$ 6,454,325			$ 7,000,000
Tradeable Warrants [Member]
Nature of Operations [Line Items]
Number of shares issued			3,538
Price per unit			$ 0.6
Exercise price per share	$ 365.7
Additional purchase of shares		1,678
Non-Tradeable Warrants [Member]
Nature of Operations [Line Items]
Number of shares issued			3,538
Price per unit			$ 0.6
Exercise price per share	$ 381.6
Additional purchase of shares		1,678
Tradeable and Non-Tradeable Warrants [Member]
Nature of Operations [Line Items]
Representative warrants exercisable term	5 years
Over-Allotment Option [Member]
Nature of Operations [Line Items]
Number of shares issued			3,538
Price per unit			$ 316.8
Representative Warrants [Member]
Nature of Operations [Line Items]
Price per unit		$ 349.8
Representative warrants exercisable term		5 years
Additional purchase of shares		1,416